Financial Instruments - Fair Values (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Cash and cash equivalents - Carrying Amount	$ 204,763	$ 189,763	$ 187,777
Restricted cash - Carrying Amount	15,763	12,910	$ 9,996
Investments - Carrying Amount	1,000	1,000
Debt - Carrying amount	(1,607,122)	(1,763,082)
Cash and cash equivalents - Fair Value	204,763	189,763
Restricted cash - Fair value	15,763	12,910
Investments - Fair Value	1,000	1,000
Debt - Fair Value	$ (1,607,122)	$ (1,762,938)